Income Tax Expense (Details) - Schedule of reconciliation of income tax rate to the effective income tax rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate [Abstract]
(Loss) income before income taxes	$ (44,396,030)	$ 119,968,968
Statutory income tax rate	16.50%	16.50%
Income tax expense at statutory rate	$ (7,325,345)	$ 19,794,880
Income not subject to taxes	(71,468)	(41,476)
Non-deductible items:
Share-based compensation	344,640
Investment loss, net	1,474,676	2,037,253
Change in fair values of warrant liabilities and FSP liability	888,251
Items not subject to tax deduction	1,925,846	1,435,277
Tax effect on temporary differences not recognized	1,003	(126,870)
Under (over) provision of prior years	31,284	(38,939)
Net operating loss	2,895,733	457,680
Tax holiday	(21,838)	(23,802)
Other	(18,177)	11,442
Income tax expense	$ 124,605	$ 23,505,445